Note 8 - Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Other Assets [Table Text Block]
	As at December 31,
	2020	2019

Prepaid expenses	$35,956	$42,826
Advisor loans receivable	18,571	18,448
Investments in equity securities	3,918	10,788
Investments in debt securities	12,525	1,862
Deferred Purchase Price (notes 16, 25)	87,957	69,873
Other	18,853	1,374

Prepaid and other assets (Current Assets)	$177,780	$145,171
	As at December 31,
	2020	2019

Advisor loans receivable	$42,900	$48,283
Equity method investments	11,154	5,926
Investments in equity securities	5,261	5,565
Investments in debt securities	3,948	4,189
Financing fees, net of accumulated amortization of $4,956 (December 31, 2019 - $3,632)	3,751	4,469
Other	7,341	1,078

Other assets (Non-Current Assets)	$74,355	$69,510